Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2022